UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06143

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to January 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse Global Fixed Income Fund

Schedule of Investments

January 31, 2007 (unaudited)

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS (96.3%)
Australia (0.9%)
Sovereign (0.9%)
860	AUD	Queensland Treasury Corp., Series 15G, Global Government Guaranteed Notes	(AAA, Aaa)	10/14/15	6.000	$659,700

TOTAL AUSTRALIA						659,700

Austria (1.8%)
Banks (1.8%)
160,000	JPY	Osterreichische Kontrollbank AG, Global Government Guaranteed Notes	(AAA, Aaa)	03/22/10	1.800	1,359,788

TOTAL AUSTRIA						1,359,788

Belgium (5.2%)
Sovereign (5.2%)
680	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/09	3.750	879,546
2,030	EUR	Kingdom of Belgium	(AA+, Aa1)	03/28/28	5.500	3,090,564

TOTAL BELGIUM						3,970,110

Bermuda (0.4%)
Insurance (0.1%)
130	USD	Everest Reinsurance Holdings, Notes	(A-, A3)	10/15/14	5.400	126,708

Telecommunications (0.3%)
225	USD	Intelsat, Ltd., Global Senior Notes	(B, Caa1)	11/01/08	5.250	220,500

TOTAL BERMUDA						347,208

Canada (3.3%)
Pipelines (0.1%)
75	USD	TransCanada PipeLines, Ltd., Yankee Bonds	(A-, A2)	01/15/15	4.875	71,323

Sovereign (3.2%)
2,900	CAD	Government of Canada	(AAA, Aaa)	09/01/09	4.250	2,465,786

TOTAL CANADA						2,537,109

Germany (4.2%)
Banks (2.1%)
200,000	JPY	Landwirtschaftliche Rentenbank, Series EMTN, Unsubordinated Notes	(AAA, Aaa)	04/25/13	1.375	1,649,902

Sovereign (2.1%)
240	EUR	Federal Republic of Germany	(AAA, Aaa)	07/04/10	5.250	323,907
520	EUR	Federal Republic of Germany	(AAA, Aaa)	01/04/12	5.000	704,023
465	EUR	Federal Republic of Germany	(AAA, Aaa)	01/04/37	4.000	582,328

						1,610,258

TOTAL GERMANY						3,260,160

Ireland (2.5%)
Banks (1.7%)
1,000	EUR	Depfa ACS Bank, Rule 144A ‡	(AAA, Aaa)	04/15/08	3.250	1,287,792

Diversified Financials (0.8%)
500	EUR	GE Capital European Funding, Series EMTN, Company Guaranteed Notes	(AAA, Aaa)	10/27/16	4.125	633,677

TOTAL IRELAND						1,921,469

Italy (2.8%)
Diversified Financials (0.7%)
400	EUR	Banca Monte dei Paschi di Siena SpA, Series EMTN, Euro Subordinated Notes	(BBB+, A2)	05/31/16	4.875	516,987

Sovereign (2.1%)
190,000	JPY	Republic of Italy	(A+, Aa2)	02/23/10	1.800	1,610,036

TOTAL ITALY						2,127,023

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
Japan (7.0%)
Banks (2.7%)
250,000	JPY	Japan Bank Foreign International Cooperative, Government Guaranteed Notes	(AA-, Aaa)	03/19/08	0.350	$2,062,529

Electric (1.7%)
1,000	EUR	Tokyo Electric Power Company, Inc., Euro Notes	(AA-, Aa3)	03/27/07	5.125	1,301,519

Sovereign (2.6%)
290,000	JPY	Development Bank of Japan, Global Government Guaranteed Notes	(AA-, Aa1)	06/20/23	1.050	2,048,425

TOTAL JAPAN						5,412,473

Luxembourg (1.9%)
Insurance (0.9%)
500	EUR	Hannover Finance SA, Euro-Zone Company Guaranteed Notes (Callable 02/26/14 @ $100.00) #	(A, A1)	02/26/24	5.750	688,176

Miscellaneous Manufacturing (0.2%)
100	USD	Tyco International Group SA, Yankee Company Guaranteed Notes	(BBB+, Baa3)	10/15/11	6.375	105,062

Telecommunications (0.8%)
149	EUR	SES Global, Company Guaranteed Notes	(BBB+, Baa2)	11/19/08	4.500	194,160
350	EUR	SES Global, Series EMTN, Company Guaranteed Notes	(BBB+, Baa2)	03/15/11	4.000	445,909

						640,069

TOTAL LUXEMBOURG						1,433,307

Malaysia (0.5%)
Oil & Gas (0.5%)
320	USD	Petroliam Nasional Berhad, Rule 144A, Bonds ‡	(A-, A1)	08/15/15	7.750	369,566

TOTAL MALAYSIA						369,566

Netherlands (5.4%)
Banks (0.6%)
700	TRY	ABN Amro Bank NV, Series EMTN, Notes	(AA-, Aa3)	01/09/08	20.000	497,067

Insurance (1.8%)
1,000	EUR	Allianz Finance II BV, Euro-Zone Company Guaranteed Notes	(AA-, Aa3)	11/29/12	5.625	1,385,594

Sovereign (3.0%)
1,700	EUR	Government of the Netherlands	(AAA, Aaa)	07/15/12	5.000	2,309,130

TOTAL NETHERLANDS						4,191,791

Norway (2.0%)
Diversified Financials (2.0%)
180,000	JPY	Eksportfinans ASA, Global Bonds	(AA+, Aaa)	06/21/10	1.800	1,528,622

Russia (0.4%)
Diversified Financials (0.4%)
8,395	RUB	Red Arrow International Leasing, Euro Secured Notes	(BBB+, Baa2)	03/31/12	8.375	328,993

TOTAL RUSSIA						328,993

Spain (4.8%)
Banks (2.4%)
1,500	EUR	Banco Bilbao Vizcaya Argentaria SA, Notes	(AAA, Aaa)	02/25/15	3.500	1,842,698

Sovereign (2.4%)
1,400	EUR	Kingdom of Spain	(AAA, Aaa)	03/31/07	7.350	1,828,233

TOTAL SPAIN						3,670,931

United Kingdom (12.2%)
Agriculture (0.4%)
250	EUR	BAT International Finance PLC, Series EMTN, Company Guaranteed Notes	(BBB+, Baa1)	06/29/12	3.625	310,766

Banks (1.5%)
900	EUR	HBOS Treasury Services PLC, Series EMTN	(AAA, Aaa)	07/13/16	4.375	1,169,213

Commercial Services (0.3%)
250	USD	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) ‡	(B, B3)	08/01/15	8.625	261,250

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
United Kingdom
Sovereign (10.0%)
2,885	GBP	UK Treasury Bonds ^^	(AAA, Aaa)	03/07/08	5.000	$5,617,935
1,010	GBP	UK Treasury Bonds	(AAA, Aaa)	03/07/25	5.000	2,048,166

						7,666,101

TOTAL UNITED KINGDOM						9,407,330

United States (41.0%)
Automobile Manufacturers (0.9%)
710	USD	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes	(BBB, Baa1)	03/15/11	5.875	712,257

Banks (0.5%)
410	USD	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @ $100.00) #	(A, A1)	03/29/49	6.189	418,877

Chemicals (0.3%)
200	USD	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31) §	(B+, B2)	05/15/10	10.625	213,500

Diversified Financials (4.9%)
215	USD	American Express Co., Notes (Callable 09/01/16 @ $100.00) #	(A-, A3)	09/01/66	6.800	229,650
215	USD	Ameriprise Financial, Inc., Senior Unsecured Notes	(A-, A3)	11/15/10	5.350	215,064
260	USD	BAE Systems Holdings, Inc., Rule 144A, Notes ‡	(BBB, Baa2)	08/15/10	4.750	253,211
250	USD	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B, B3)	06/15/14	9.625	277,500
380	USD	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	379,912
110	USD	General Motors Acceptance Corp., Global Notes	(BB+, Ba1)	05/15/09	5.625	108,928
60	USD	General Motors Acceptance Corp., Global Notes §	(BB+, Ba1)	12/01/14	6.750	60,968
230	USD	Goldman Sachs Group, Inc., Global Notes	(AA-, Aa3)	01/15/15	5.125	223,091
200	USD	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.13)	(B-, B2)	02/15/12	10.250	211,000
200	USD	HSBC Finance Capital Trust IX, Notes (Callable 11/30/15 @ $100.00) #	(A, A1)	11/30/35	5.911	200,962
160	USD	John Deere Capital Corp., Series MTN, Notes	(A, A2)	07/25/11	5.650	161,607
160	USD	Residential Capital Corp., Company Guaranteed Notes	(BBB, Baa3)	11/21/08	6.125	160,598
295	USD	Residential Capital Corp., Company Guaranteed Notes	(BBB, Baa3)	02/22/11	6.000	293,684
995	USD	Wachovia Capital Trust III, Bank Guaranteed Notes (Callable 03/15/11 @ $100.00) #	(A-, A2)	08/29/49	5.800	1,002,766

						3,778,941

Electric (0.5%)
70	USD	Constellation Energy Group, Inc., Notes	(BBB+, Baa1)	04/01/07	6.350	70,073
170	USD	FPL Group Capital, Inc., Notes	(A-, A2)	02/16/07	4.086	169,921
130	USD	PacifiCorp, First Mortgage Notes §	(A-, A3)	11/15/11	6.900	137,916

						377,910

Healthcare Services (0.3%)
265	USD	WellPoint, Inc., Global Unsecured Notes	(BBB+, Baa1)	01/15/11	5.000	261,593

Insurance (2.9%)
275	USD	American International Group, Inc., Global Notes §#	(AA, Aa2)	05/15/13	4.250	257,524
290	USD	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes	(AAA, Aaa)	01/15/10	4.125	281,449
200,000	JPY	GE Financial Assurance Holdings, Inc., Global Notes	(A, A2)	06/20/11	1.600	1,650,835

						2,189,808

Lodging (0.6%)
200	USD	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00) §	(B-, B3)	11/15/10	12.000	219,000
250	USD	Resorts International Hotel & Casino, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $106.00)	(CCC, Caa1)	03/15/09	11.500	259,375

						478,375

Media (0.7%)
215	USD	Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/07 @ $103.08)	(CCC+, B1)	12/15/11	9.250	225,481
310	USD	Time Warner, Inc., Company Guaranteed Notes	(BBB+, Baa2)	11/15/16	5.875	309,877

						535,358

Par (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS
United States
Mortgage Backed Securities (24.4%)
1,900	USD	Fannie Mae, Global Notes §‡‡	(AAA, Aaa)	09/15/16	5.250	$1,917,037
160,000	JPY	Fannie Mae, Global Senior Notes ‡‡	(AAA, Aaa)	10/09/07	2.125	1,337,416
600	USD	Federal Home Loan Bank Global Bonds, Series 665	(AAA, Aaa)	07/17/09	5.375	604,354
3,300	USD	FHLMC TBA	(AAA, Aaa)	12/01/37	6.000	3,312,762
3,400	USD	FNMA TBA	(AAA, Aaa)	12/01/37	5.000	3,263,469
3,800	USD	FNMA TBA	(AAA, Aaa)	12/01/37	5.500	3,738,250
2,080	USD	FNMA TBA	(AAA, Aaa)	12/01/37	6.500	2,115,100
900	USD	Freddie Mac, Global Notes ‡‡§	(AAA, Aaa)	02/17/09	4.875	896,056
1,600	USD	Freddie Mac, Global Notes §	(AAA, Aaa)	10/18/16	5.125	1,598,477

						18,782,921

Oil & Gas (1.0%)
175	USD	Enterprise Products Operating LP, Series B, Global Senior Notes	(BBB-, Baa3)	10/15/34	6.650	178,898
235	USD	Hess Corp., Notes	(BBB-, Ba1)	08/15/31	7.300	261,148
200	USD	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes ‡#	(BBB, Baa1)	06/15/10	6.660	205,800
155	USD	XTO Energy, Inc., Notes	(BBB, Baa2)	06/30/15	5.300	149,544

						795,390

Pharmaceuticals (0.4%)
300	USD	Bristol-Myers Squibb Co., Notes §	(A+, A2)	08/15/13	5.250	298,592

Retail (0.2%)
140	USD	Home Depot, Inc., Global Senior Unsecured Notes	(A+, Aa3)	03/01/16	5.400	135,463

Telecommunications (2.1%)
385	USD	AT&T, Inc., Global Notes §	(A, A2)	09/15/34	6.150	379,437
250	USD	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B2)	06/15/13	10.125	270,936
315	USD	Embarq Corp., Notes	(BBB-, Baa3)	06/01/16	7.082	320,604
275	USD	Motorola, Inc., Notes	(A-, Baa1)	11/16/07	4.608	273,169
40	USD	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB+, Baa3)	03/15/32	8.750	47,625
335	USD	Verizon Communications, Inc., Global Senior Notes	(A, A3)	02/15/16	5.550	331,741

						1,623,512

Textiles & Apparel (0.4%)
250	USD	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12)	(B-, B3)	12/15/12	12.250	277,813

United States Treasury Obligations (0.9%)
640	USD	United States Treasury Bonds §	(AAA, Aaa)	02/15/31	5.375	675,500

TOTAL UNITED STATES						31,555,810

TOTAL BONDS (Cost $72,180,755)						74,081,390

Number of Shares

SHORT-TERM INVESTMENTS (30.6%)
11,498,935	State Street Navigator Prime Portfolio §§	11,498,935

Par (000)

4,800	Fannie Mae Discount Notes §	02/12/07	5.202	4,792,491
125	United States Treasury Bill	03/29/07	5.000	124,034
7,109	State Street Bank and Trust Co. Euro Time Deposit ^^	02/01/07	4.100	7,109,000

Total SHORT-TERM INVESTMENTS (Cost $23,524,459)				23,524,460

TOTAL INVESTMENTS AT VALUE (126.9%) (Cost $95,705,214)				97,605,850

LIABILITIES IN EXCESS OF OTHER ASSETS (-26.9%)				(20,682,907)

NET ASSETS (100.0%)				$76,922,943

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)

U.S. Treasury 20 Year Bonds Futures	6	03/21/07	$679,878	$660,750	$(19,128)
U.S. Treasury 2 Year Notes Futures	3	03/30/07	615,013	610,781	(4,232)
U.S. Treasury 5 Year Notes Futures	39	03/30/07	4,092,486	4,076,719	(15,767)
			5,387,377	5,348,250	(39,127)

Japan Government 10 Year Bonds Futures	(3)	03/09/07	(3,342,758)	(3,336,062)	6,696

Federal Republic of Germany 10 Year Bond Futures	(11)	03/08/07	(1,644,780)	(1,643,376)	1,404

U.S. Treasury 10 Year Notes Futures	(37)	03/21/07	(3,959,616)	(3,949,750)	9,866
			(8,947,154)	(8,929,188)	17,966

			$(3,559,777)	$(3,580,938)	$(21,161)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency to be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
Australian Dollars	03/20/2007	AUD	2,200,000	$1,721,940	$1,701,971	$(19,969)
Australian Dollars	03/20/2007	AUD	428,198	334,157	331,264	(2,893)
Australian Dollars	03/20/2007	AUD	(576,006)	(448,000)	(445,611)	2,389
Australian Dollars	03/20/2007	AUD	(3,347,682)	(2,604,965)	(2,589,845)	15,120
British Pound	03/20/2007		£(302,286)	(590,577)	(591,635)	(1,058)
British Pound	03/20/2007		£(228,875)	(448,000)	(447,954)	46
British Pound	03/20/2007		£(2,226,816)	(4,347,039)	(4,358,323)	(11,284)
British Pound	03/20/2007		£(363,000)	(713,368)	(710,463)	2,905
British Pound	03/20/2007		£578,368	1,121,913	1,131,982	10,069
Canadian Dollar	03/20/2007	C$	2,240,360	1,903,207	1,900,642	(2,565)
Canadian Dollar	03/20/2007	C$	(1,616,303)	(1,400,791)	(1,371,214)	29,577
Canadian Dollar	03/20/2007	C$	(729,000)	(624,995)	(618,458)	6,537
Canadian Dollar	03/20/2007	C$	(900,000)	(761,945)	(763,528)	(1,583)
Danish Krone	03/20/2007	DKK	3,434,000	608,304	599,642	(8,662)
Euro Economic Unit	03/20/2007		€1,750,000	2,318,908	2,278,971	(39,937)
Euro Economic Unit	03/20/2007		€2,000,000	2,625,099	2,604,538	(20,561)
Euro Economic Unit	03/20/2007		€1,190,000	1,547,131	1,549,700	2,569
Euro Economic Unit	03/20/2007		€(2,201,217)	(2,842,061)	(2,866,577)	(24,516)
Euro Economic Unit	03/20/2007		€(1,200,000)	(1,559,480)	(1,562,723)	(3,243)
Japanese Yen	03/20/2007		¥84,289,706	708,585	701,370	(7,215)
Japanese Yen	03/20/2007		¥794,504,926	6,798,313	6,611,028	(187,285)
Japanese Yen	03/20/2007		¥(349,000,000)	(2,996,994)	(2,904,008)	92,986
Japanese Yen	03/20/2007		¥(203,473,000)	(1,700,000)	(1,693,087)	6,913
New Zealand Dollar	03/20/2007	NZD	(1,141,426)	(784,000)	(782,268)	1,732
Norwegian Krone	03/20/2007	NKr	12,089,154	1,956,207	1,933,743	(22,464)
Norwegian Krone	03/20/2007	NKr	9,991,320	1,542,061	1,598,180	56,119
Norwegian Krone	03/20/2007	NKr	(12,089,154)	(1,903,207)	(1,933,743)	(30,536)
Swedish Krona	03/20/2007	SEK	4,983,627	727,365	717,255	(10,110)
Swiss Franc	03/20/2007	CHF	914,658	760,147	736,099	(24,048)
Swiss Franc	03/20/2007	CHF	(870,640)	(708,585)	(700,673)	7,912
				$239,330	$56,275	$(183,055)

INVESTMENT ABBREVIATIONS
EMTN = Euro Medium Term Note
MTN = Medium Term Note
TBA = To Be Announced

†		Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $2,377,619 or 3.1% of net assets.

#		Variable rate obligations — The interest rate shown is the rate as of January 31, 2007.
‡‡		Collateral segregated for futures contracts.
^^		Collateral segregated for TBA securities.
§		Security or portion thereof is out on loan.
§§		Represents security purchased with cash collateral received for securities on loan.
AUD	=	Australian Dollar
CAD	=	Canadian Dollar
EUR	=	Euro Currency
GBP	=	Great British Pound
JPY	=	Japanese Yen
RUB	=	Russian Ruble
TRY	=	New Turkish Lira
USD	=	U.S. Dollar

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $95,705,214, $3,132,210, $(1,231,574) and $1,900,636, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2007